Annual Fund Operating Expenses (Crawford Dividend Growth Fund, Class I)	12 Months Ended
	May 02, 2011
Crawford Dividend Growth Fund | Class I
Annual Fund Operating Expenses
Management Fees	0.50%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	0.98%
Fee Waiver/Expense Reimbursement	none	[2]
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement	0.98%

[1]	Restated to reflect the current management fee rate. Effective May 2, 2011, the Fund's advisor has agreed to permanently reduce the management fee from 1.00% to 0.50%.
[2]	Restated to reflect the current expense cap arrangement. The Fund's advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any 12b-1 fees; any indirect expenses, such as expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses) do not exceed 0.98% of the Fund's average daily net assets through April 30, 2012. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement by the advisor is subject to recoupment by the advisor within three years, provided that the Fund is able to make the repayment without exceeding the applicable expense cap.